Consolidated statements of shareholders' equity - EUR (€)	Total	Equity Attributable To Owners Of Parent [Member]	Issued Capital [Member]	Treasury Shares [Member]	Share Premium [Member]	Retained Earnings [Member]	Reserve Of Exchange Differences On Translation [Member]	Reserve Of Cash Flow Hedges [Member]	Reserve Of Remeasurements Of Defined Benefit Plans [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Dec. 31, 2017	€ 10,823,110,000	€ 9,815,026,000	€ 308,111,000	€ (108,931,000)	€ 3,969,245,000	€ 7,132,179,000	€ (1,203,904,000)	€ (18,336,000)	€ (263,338,000)	€ 1,008,084,000
Balance at beginning of period (in shares) at Dec. 31, 2017			308,111,000	(1,659,951)
Purchase of treasury stock				€ 50,993,000
Balance at end of period at Dec. 31, 2018	12,901,958,000	11,758,411,000	€ 307,879,000	€ (50,993,000)	3,873,345,000	8,831,930,000	(911,473,000)	(1,528,000)	(290,749,000)	1,143,547,000
Balance at end of period (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Adjusted balance application IFRS 9	(135,828,000)	(120,320,000)				(120,320,000)
Noncontrolling interests subject to put provisions	(818,871,000)
Proceeds from exercise of options and related tax effects	11,635,000	11,635,000	€ 228,000		11,407,000
Proceeds from exercise of options and related tax effects (in shares)			228,418
Compensation expense related to stock options	2,640,000	2,640,000			2,640,000
Purchase of treasury stock	(298,979,000)	(303,666,000)		€ (303,666,000)
Purchase of treasury shares (in shares)				4,275,444
Withdrawal of treasury stock	(303,666,000)	(303,666,000)		€ 3,770,772,000	(266,025,000)
Withdrawal of treasury stock (in shares)				269,796
Dividends paid	354,636,000	354,636,000				354,636,000
Purchase/sale of noncontrolling interests	29,618,847.15	(6,553,000)			(6,553,000)					36,171,847.15
Contributions from/to noncontrolling interests	(95,369,000)
Net income	642,395,000	524,529,000				524,529,000				117,866,000
Other comprehensive income (loss) related to:
Foreign currency translation	129,923,000	124,233,000					125,124,000	68,000	(959,000)	5,690,000
Cash flow hedges, net of related tax effects	(10,318,000)	(10,318,000)						(10,318,000)
Total comprehensive income	762,000,000	638,444,000								123,556,000
Balance at end of period at Jun. 30, 2019	12,800,451,000
Noncontrolling interests subject to put provisions		17,902,000				17,902,000
Balance at beginning of period at Mar. 31, 2019		€ 11,608,053,000	€ 304,336,000	€ (84,863,000)	€ 3,614,814,000	€ 8,863,601,000	€ (786,349,000)	€ (11,778,000)	€ (291,708,000)	€ 1,192,397,847.15
Balance at beginning of period (in shares) at Mar. 31, 2019			304,336,298	(1,504,623)
Net income	314,637,000
Other comprehensive income (loss) related to:
Foreign currency translation	(139,818,000)
Total comprehensive income	165,371,000
Balance at end of period at Jun. 30, 2019	12,800,451,000
Noncontrolling interests subject to put provisions	€ 17,902,000